Pension and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Pension Plans [Member]
Movements in Projected Benefit Obligation, Fair Value of Plan Assets and Funded Status of Plan

The movements in the projected benefit obligation (“PBO”) were as follows during the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
Projected benefit obligation at beginning of year	128,693	153,169	120,906
Service cost	3,698	5,476	4,328
Interest cost	5,694	9,536	9,859
Obligations arising from acquisitions and other	451	510	13,883
Benefits paid	(4,978)	(12,667)	(16,535)
Benefits liabilities reclassified to Accrued expenses and other current liabilities	(1,338)	—	—
Actuarial (gain) loss	2,534	(10,958)	13,223
Plan amendments	(1,946)	—	3,290
Curtailment gain	(1,496)	(8,043)	(2,999)
Translation difference	(47,418)	(8,330)	7,214

Projected benefit obligation at end of year	83,894	128,693	153,169

Plan assets
Fair value of plan assets at beginning of year	5,590	5,411	—
Employer contributions	145	278	—
Benefits paid	(409)	(1,046)	—
Expected return on plan assets	181	209	—
Actuarial gains on plan assets	163	535	—
Plan assets arising from acquisitions	—	—	5,411
Translation difference	(654)	203	—

Fair value of plan assets at the end of year	5,016	5,590	5,411

Funded status	(78,878)	(123,103)	(147,758)

Schedule of Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Plan assets, net of current portion	—	—
Pension obligation, current portion	18,656	18,578
Pension obligation, net of current portion	60,222	104,525

Total net pension obligation	78,878	123,103

Schedule of Components of Net Periodic Benefit Cost

The components of net periodic benefit cost were as follows for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
Service cost	3,698	5,476	4,328
Amortization of prior service cost	1,377	1,731	1,922
Interest cost	5,694	9,536	9,859
Amortization of actuarial gain	(5,973)	(3,334)	(4,301)
Curtailment gain	(1,914)	(9,093)	(1,691)
Expected returns on assets	(181)	(209)	—

Net periodic benefit cost	2,701	4,107	10,117

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income (“AOCI”) were as follows as of December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Net gain	(17,494)	(40,286)
Prior service cost	1,868	7,251
Translation difference	2,292	147

Total amount recognised in AOCI	(13,334)	(32,888)

Schedule of Change in PBO Recognized in OCI

The change in the PBO recognized in OCI was as follows for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
Additional (gain) loss arising during the year	2,371	(11,493)	13,223
Less re-classified (gain) loss amortization	(6,509)	(4,538)	(3,103)
Additional prior service cost (credit) from plan amendment	(1,946)	—	3,290
Less re-classified prior service cost amortization	1,495	1,886	2,032
Translation difference	14,115	2,303	(161)

Net amount recognised in other comprehensive income for the year	19,554	(6,538)	17,423

Schedule of Results of Sensitivity Analysis of PBO

The results of sensitivity analysis of PBO as of December 31, 2014 are presented below:

Change in PBO as of December 31, 2014 % from the “Base Case” PBO
Discount rate of 1% p.a. lower than “base case”	3.62%
Salary growth of 1% p.a. higher than “base case”	2.90%
Staff turnover rate plus 3% p.p. for all ages	-5.94%

Schedule of Amounts in Accumulated Other Comprehensive Income Expected to be Recognized as Components of Net Periodic Benefit Cost

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2015:

2015
Transition obligation (asset)	—
Net gain	(3,692)
Prior service cost	914

Total amounts expected to be recognized during 2015	(2,778)

Schedule of Expected Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2015	2016	2017	2018	2019	2020-2024	Total
Pensions (including monthly financial support)	17,017	4,890	4,542	4,495	3,862	13,525	48,331
Other benefits	1,639	678	546	461	393	1,223	4,940

Total expected benefits to be paid	18,656	5,568	5,088	4,956	4,255	14,748	53,271

Schedule of Asset Allocation of Investment Portfolio

The asset allocation of the investment portfolio was as follows as of December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Debt instruments	2,518	2,882
Equity instruments	1,365	1,517
Property	156	212
Cash and cash equivalents	532	582
Other assets	445	397

Total plan assets	5,016	5,590

Projected Benefit Obligation [Member]
Schedule of PBO, Accumulated Benefit Obligation, Fair Value of Plan Assets and Funded Status

The PBO, accumulated benefit obligation, fair value of plan assets and funded status were as follows as of December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Projected benefit obligation	83,894	128,693
Accumulated benefit obligation	72,810	104,443
Fair value of plan assets	(5,016)	(5,590)

Funded status	78,878	123,103

Benefit obligations [Member] | Pension Plans [Member]
Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine benefit obligations were as follows as of December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Discount rate
Russian entities	11.50%	7.90%
German entities	1.60%	3.20%
Ukrainian entities	varying from 13.76% to 6.98%	10.00%
Austrian entities	2.50%	3.50%
Expected return on plan assets
Austrian entities	6.70%	4.32%
Rate of compensation increase
Russian entities	8.90%	6.58%
German entities	4.00%	4.00%
Ukrainian entities	10.60%	5.3%
Austrian entities	2.25%	3.50%

Net benefit cost [Member] | Pension Plans [Member]
Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2014 and 2013:

	2014		2013
Discount rate
Russian entities	for interest cost 7.9 for service cost 11.5	% %	7.00%
German entities	3.20%		3.00%
Ukrainian entities	for interest cost 10 for service cost varying from 13.76% to 6.98	% %	7.00%
Austrian entities	3.50%		3.75%
Expected return on plan assets
Austrian entities	3.50%		3.75%
Rate of compensation increase
Russian entities	8.90%		6.88%
German entities	4.00%		4.00%
Ukrainian entities	10.60%		6.88%
Austrian entities	2.50%		3.50%